Share Capital, Reserves and Retained Earnings - Summary of OCI Accumulated in Reserves, Net of Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign operations translation	€ 5,899	€ 1,954	€ 5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Total OCI	4,875	1,465	5,625
Owners of the Company [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	4,902	1,584	5,688
Non-controlling interests [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	€ (27)	€ (119)	€ (63)